FOREIGN EXCHANGE (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized:
Foreign exchange (gain)/loss	17,596	6,508	18,421
Unrealized:
Foreign exchange (gain)/loss on debt and working capital	19,747	(7,647)	7,185
Cross currency interest rate swap (gain)/loss	(19,920)	(15,118)	(15,133)
Foreign exchange swap (gain)/loss	(8,110)	(947)	(6,257)
Foreign exchange (gain)/loss	9,313	(17,204)	4,216